FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  June 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		June 30, 2001

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value Total:		$138701

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALLIANCE SEMICON
COM
01877H100
    603
50000
DEFINED 01
X


ALLTEL
COM
020039103
  3063
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2267
37000
DEFINED 01


X
AT&T WIRELESS
COM

  1717
105307
DEFINED 01
X


AT&T
COM
001957109
    985
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
    980
300000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  5963
150000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1988
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  5651
313950
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    900
50000
DEFINED 01


X
CHINA YUCHAI
COM

    280
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  1881
482700
DEFINED 01
X


COMCAST
COM
200300200
  1921
44400
DEFINED 01
X


COMCAST
COM
200300200
  1302
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
11148
251650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  3275
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  6975
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  4486
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1834
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1682
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
  1119
150000
DEFINED 01
X


FIDELITY NATIONAL
COM
316326107
  2457
100000
DEFINED 01
X


FRESH DEL MONTE
COM

  3375
306000
DEFINED 01
X


FRESH DEL MONTE
COM

   1103
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
     880
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
   1321
144400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
   1282
200000
DEFINED 01
X


JOHN HANCOCK
COM
41014S106
   2013
50000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
     346
50000
DEFINED 01
X


LUBRIZOL
COM
549271104
   1553
50000
DEFINED 01
X


LUCENT
COM
549463107
     311
50000
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
   6650
950000
DEFINED 01
X


MURPHY OIL
COM
626717102
   2208
30000
DEFINED 01
X


NOVELL
COM
670006105
     444
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
    978
60000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
12096
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
26073
1086839
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1200
50000
DEFINED 01
X


THE RIGHT START
COM
766574107
    327
172125
DEFINED 01
X


TARENTELLA
COM
801833104
      86
50000
DEFINED 01
X


SCIQUEST
COM
80908Q107
    224
200000
DEFINED 01
X


SOLUTIA
COM
834376105
  2869
225000
DEFINED 01
X


SOLUTIA
COM
834376105
  1275
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  7547
430000
DEFINED 01
X


SUPERVALU
COM
868536103
  1755
100000
DEFINED 01


X
TUBOS DE ACERO
COM
898592506
  1075
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
    962
150000
DEFINED 01
X




TOTAL						138701